Leases - Summary of Lease Right-of-use Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets	$ 14,933	$ 15,493	$ 1,624
Operating lease liabilities - current	2,704	2,637	1,647
Operating lease liabilities - non-current	12,725	13,074	132
Total operating lease liabilities	$ 15,429	$ 15,711	$ 1,779